Summary of Bank Loans and Acceptances - Business and Government (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Loans to business and government [Line Items]
Customers' liability under acceptances	$ 17,569	$ 19,733
Business and government [member]
Loans to business and government [Line Items]
Loans and acceptances	344,518	323,475
Allowance for loan losses	2,990	2,739
Loans and acceptances, net of allowance	341,528	320,736
Business and government [member] | Loans at amortized cost [member]
Loans to business and government [Line Items]
Loans at amortized cost	326,528	301,389
Business and government [member] | Customers' liability under acceptances [member]
Loans to business and government [Line Items]
Customers' liability under acceptances	17,569	19,733
Business and government [member] | Loans at FVOCI [member]
Loans to business and government [Line Items]
Loans at FVOCI	$ 421	$ 2,353